Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Due within one year	$67,936	$151,586
Due in two years	124,479	229,460
Due in three years	202,353	209,633
Due in four years	175,413	92,381
Due in five years	54,388	50,403
Due in more than five years*	61,361	82,479

Total secured term loans and revolving credit facilities	$685,930	$815,942
Less: current portion	67,936	151,586

Secured term loan facilities and revolving credit facility, non-current portion*	$617,994	$664,356

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 10—Variable Interest Entities to our consolidated financial statements)

Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current
liabilities as of December 31, 2020, and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$67,936	$151,586
Less: current portion of deferred financing costs	(2,274)	(3,016)

Current portion of secured term loan facilities, net of deferred financing costs	$65,662	$148,570

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$617,994	$664,356
Less: non-current portion of deferred financing costs*	(4,183)	(4,689)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$613,811	$659,667

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity Please read Note 10—Variable Interest Entities to our consolidated financial statements.

Senior Secured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2020, and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Senior Secured Bond
Total Bond	$70,299	$68,154
Less deferred financing costs	(719)	(466)

Total Bond, net of deferred financing costs	$69,580	$67,688

2020 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Senior Unsecured Bonds
Total 2020 Bonds	$100,000	100,000
Less deferred financing costs	(1,842)	(1,449)

Total Bonds, net of deferred financing costs	$98,158	$98,551